Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash from Operating Activities:
Net loss	$ (2,991,501)	$ (864,773)	$ (5,011,789)	$ (1,711,874)
Adjustments to reconcile net loss to cash used in operations:
Impairment of music license rights				1,600,000
Stock issued for services	12,078	677,330	4,542,330
Production expenses paid by related party			119,301
Obligation to issue stock to related party			345,000
Gain on settlement of debt			(729,960)
Stock-based compensation	2,108		40,898	101,593
Payment of legal fees by stockholder for note payable	26,000
Depreciation	81
Derivative liability expense	253,111
Loss on settlement with Emax and Affiliates	1,939,281
Amortization of debt discount	46,348
Accrued interest on notes payable	9,097	4,462	5,949	5,949
Settlement of consulting fees by Emax			147,000
Increase in accounts payable	1,119		(2,692)	817
Net cash used in operations	(702,278)	(182,982)	(543,963)	(3,515)
Cash from Investing Activities:
Purchase of property and equipment	(7,288)
Net cash provided by investing activities	(7,288)	0	0	0
Cash from Financing Activities:
Bank overdraft		4,182		3,515
Proceeds from issuance of notes payable	100,000
Advances from Emax Media Inc. and Affiliates	3,000	178,800	220,688
Advance from related party			30,000
Investment from minority member in subsidiary			3,330
Repayment of advances from related party	(50,000)
Sale of common stock for cash	677,500		299,940
Net cash provided by financing activities	730,500	182,982	553,958	3,515
Net Increase in Cash	20,934	0	9,995	0
Cash, Beginning of Year	9,995
Cash, End of Period	30,929		9,995
Supplemental Cash Flow Information:
Cash paid for interest
Cash paid for income taxes
Schedule of Non-Cash Financing Activities:
Issuance of note payable for legal fees paid by stockholder	26,000
Forgiveness of amounts due to Emax and Affiliates	$ 227,203		$ 514,049